Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company of NY

285 Madison Avenue

New York, New York 10017

  September 8, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Variable Annuity Account B
File No. 811-08306

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2026 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Variable
Annuity Account B of Brighthouse Life Insurance Company of NY pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain funds of AIM Variable Insurance Funds (Invesco Variable
Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No.
 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Report for the BlackRock Global Allocation V.I. Fund of BlackRock Variable
Series Funds, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000355916,
File No. 811-03290.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain funds of Franklin Templeton Variable Insurance Products
Trust are incorporated by reference as filed on Form N-CSRS,CIK No. 0000837274, File No.
 811-05583.

The Semi-Annual Report for the Janus Henderson Global Sustainable Equity Portfolio of Janus
Aspen Series is incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File
No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-
21128.

The Semi-Annual Report for the Western Asset Variable Global High Yield Bond Portfolio of
Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-
CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-Annual Reports for certain funds of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000914036, File No. 811-08090.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Report for the Putnam VT Sustainable Leaders Fund of Putnam Variable
Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No.
 811-05346.

The Semi-Annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is
incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Report for the Contrafund® Portfolio of Variable Insurance Products Fund II is
incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is
incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Vice President and Associate General Counsel

Brighthouse Life Insurance Company of NY

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